Derivative Liability (Details Textual) - USD ($)				3 Months Ended		12 Months Ended
	Jun. 10, 2016	Aug. 05, 2015	Aug. 03, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Feb. 28, 2015
Derivative [Line Items]
Convertible debt, Description						On May 6, 2016, the Company exchanged a debenture with an unpaid principal amount of $195,000 and unpaid interest of $94,839 for $7,821 in cash, a 12% Senior Secured Convertible Promissory Note for $282,018 convertible into the Company's common stock at $0.10 per share and a warrant to purchase 564,036 shares of the Company's common stock at $0.15 per share which expires on May 6, 2021.
Amortization of debt discount and interest expense				$ 6,399	$ 0	$ 39,883	$ 0
Principal amount of convertible promissory note						0		$ 260,000
Amortization of debt discount				181,700	48,584	195,239	18,668
Interest expense on debt	$ 130,833	$ 69,627	$ 74,582	$ 1,022	1,705	$ 511,101	241,012
Interest rate				8.00%		10.00%
Loss (gain) in fair value of derivative				$ 59,857		$ 18,868	$ 152,253
Derivative [Member]
Derivative [Line Items]
Fair value of embedded derivative	206,996	102,296	80,405
Amortization of debt discount	76,163	$ 10,778	$ 27,714
Interest expense on debt	$ 130,833
Loan Agreement [Member]
Derivative [Line Items]
Maturity date of debt	Dec. 10, 2017	Aug. 05, 2017	Aug. 03, 2018
Convertible debt, Description	The Conversion Price is the 80% of the average closing price of the last thirty trading days of the stock, not lower than $0.10. The Note accrues interest at a rate of 7% per annum and matures on December 10, 2017.	The Conversion Price is the 90% of the current fair market price, not lower than $0.05.	The Conversion Price is the 70% of the VWAP for the prior 30 days, not lower than $0.07. The Note accrues interest at a rate of 8% per annum and matures on August 3, 2018.
Principal amount of convertible promissory note	$ 160,330	$ 97,000	$ 97,000
Interest rate	7.00%	8.00%